Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 90,268	$ 67,970	$ 80,548
Accrued payroll	75,055	29,994	46,650
Credit cards payable	67,041	36,690	49,045
Accrued interest and Other	8,404	13,293	10,803
Total	$ 240,768	$ 147,947	$ 187,046